Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
DEPOSITS

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $94,213 and $68,719 at year-end 2013 and 2012.

Scheduled maturities of time deposits for the next five years were as follows:

2014	$74,239
2015	37,623
2016	6,540
2017	583
2018	58
Thereafter	-
Total	$119,043

Time deposits included $20,966 and $32,095 in brokered deposits at year-end 2013 and 2012.